Income Taxes (Details) - Schedule of unrecognized tax benefits - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of unrecognized tax benefits [Abstract]
Balance	¥ 67,219	¥ 70,350	¥ 70,350
Change in unrecognized tax benefits
Decrease in tax positions		(3,131)
Increase in tax positions	5,994
Balance	¥ 73,213	¥ 67,219	¥ 70,350